Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases	Leases
We have operating leases for office space and office equipment. Our leases have remaining lease terms of two years to 12 years, inclusive of options to extend the lease for up to ten years.
Operating lease costs were €3.8 million for the years ended December 31, 2025 and 2024, and €4.2 million for the year ended December 31, 2023. Variable lease costs of €0.5 million for the year ended December 31, 2025 and €0.4 million for the years ended December 31, 2024 and 2023 include cost-of-living index adjustments. Sublease income from our leased Barcelona office space, for which the lease term ended in October 2025, was €0.1 million for the years ended December 31, 2025, 2024 and 2023.
Supplemental information related to operating leases was as follows:

	As of December 31,
(in thousands)	2025	2024
Cash paid for amounts included in the measurement of operating lease liabilities	€3,670	€3,647
Weighted average remaining lease term	12.3 years	13.4 years
Weighted average discount rate	3.4%	3.4%
Maturities of operating lease liabilities are as follows:

As of December 31,
(in thousands)	2025
2026	€3,678
2027	3,679
2028	3,590
2029	3,560
2030	3,560
2031 and thereafter	26,401
Total lease payments	44,468
Less: imputed interest	(8,126)
Total	€36,342